Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Jessica D. Burt, Esq.

(202) 419-8409

jburt@stradley.com

October 4, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust

           1940 Act File No. 811-03213

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 229 (“Amendment”) to the Registration Statement of Nationwide Variable Insurance Trust (the “Trust” or “Registrant”) on Form N-1A. The Amendment is being filed in order to register the NVIT U.S. 130/30 Equity Fund (the “Fund”), a new series of the Registrant.

As noted on the facing sheet, the Amendment relates only to the Fund and does not affect the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esq.

cc:	Allan J. Oster, Esq.